Convertible Preferred Stock (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012 item	Dec. 31, 2011 member
Convertible Preferred Stock
Preferred Stock conversion ratio		0.1
Convertible Preferred Stock
Convertible Preferred Stock
Purchase price per share of convertible preferred stock (in dollars per share)	$ 81.42	$ 81.42
Conversion price per share (in dollars per share)	$ 8.142	$ 8.142
Preferred Stock conversion ratio	10	10
Preferred Stock conversion ratio upon failure to fulfill future funding obligations	0.1	0.1
Number of classes of stockholder voting rights, in the aggregate, for preferred stockholders, on an as-if converted basis, together with common stockholders	1	1
Series A-1
Convertible Preferred Stock
Percentage of outstanding shares holders vote required for conversion of all shares of preferred stock		70.00%
Dividend rate (as a percent)	8.00%	8.00%
Accrued dividend	$ 5,000	$ 1,968
Members of the Company's Board of Directors that can be elected by preferred stockholders	2
Series A-1 | Liquidation, dissolution, or winding-up, payments to preferred stockholders
Convertible Preferred Stock
Purchase price per share of convertible preferred stock (in dollars per share)	$ 81.42	$ 81.42
Series A-1 | Minimum
Convertible Preferred Stock
Percentage of outstanding shares holders vote required for conversion of all shares of preferred stock	70.00%
Series A-2
Convertible Preferred Stock
Percentage of outstanding shares holders vote required for conversion of all shares of preferred stock		70.00%
Accrued dividend	7,300	4,000
Series A-2 | After payment in full of required Series A-1 preferred dividends
Convertible Preferred Stock
Dividend rate (as a percent)	8.00%	8.00%
Series A-2 | Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 preferred stockholders
Convertible Preferred Stock
Purchase price per share of convertible preferred stock (in dollars per share)	$ 81.42	$ 81.42
Series A-2 | Minimum
Convertible Preferred Stock
Percentage of outstanding shares holders vote required for conversion of all shares of preferred stock	70.00%
Series A-3
Convertible Preferred Stock
Percentage of outstanding shares holders vote required for conversion of all shares of preferred stock		70.00%
Accrued dividend	$ 1,100	$ 579
Series A-3 | After payment in full of required Series A-1 and A-2 preferred dividends
Convertible Preferred Stock
Dividend rate (as a percent)	8.00%	8.00%
Series A-3 | Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 and Series A-2 preferred stockholders
Convertible Preferred Stock
Purchase price per share of convertible preferred stock (in dollars per share)	$ 81.42	$ 81.42
Series A-3 | Minimum
Convertible Preferred Stock
Percentage of outstanding shares holders vote required for conversion of all shares of preferred stock	70.00%
Series A-4 | Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1, Series A-2 , Series A-3, Series A-5 and Series A-6 preferred stockholders
Convertible Preferred Stock
Purchase price per share of convertible preferred stock (in dollars per share)	$ 81.42	$ 81.42
Series A-5 | Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 and Series A-2 preferred stockholders
Convertible Preferred Stock
Purchase price per share of convertible preferred stock (in dollars per share)	$ 81.42	$ 81.42
Series A-6 | Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 and Series A-2 preferred stockholders
Convertible Preferred Stock
Purchase price per share of convertible preferred stock (in dollars per share)	$ 81.42	$ 81.42